Disclosure of detailed information about underlying assumptions (Details) - Derivative liabilities - USD ($)	12 Months Ended
	Oct. 31, 2018	Oct. 31, 2017
Convertible Debentures [Line Items]
Share price	$ 0.03	$ 0.12
Expected dividend yield	0.00%	0.00%
Foreign exchange rate (as applicable)	$ 1.3142	$ 1.2893
Minimum
Convertible Debentures [Line Items]
Exercise price	$ 0.02	$ 0.09
Volatility factor (based on historical volatility)	168.00%	51.00%
Risk free interest rate	1.74%	0.89%
Expected life of options (in months)	0 months	0 months
Call value	$ 0.00	$ 0.00
Maximum
Convertible Debentures [Line Items]
Exercise price	$ 0.11	$ 0.23
Volatility factor (based on historical volatility)	297.00%	348.00%
Risk free interest rate	2.22%	1.31%
Expected life of options (in months)	12 months	12 months
Call value	$ 0.02	$ 0.13